Investment in CONtv Joint Venture (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 16, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 29, 2014	Aug. 27, 2014
Equity method investment ownership percentage		50.00%		50.00%				50.00%	50.00%
Percentage of loss on investment during period						10.00%
Fund on-going costs			$ 10,461		$ 84,580		$ 84,580	$ 707,101
Recognized losses from the venture								262,500
Investment net		0		0			0
Due to CONtv joint venture - net		$ 224,241		$ 224,241			$ 224,241	$ 224,241
A&R Operating Agreement [Member]
Equity method investment ownership percentage	10.00%
Fund on-going costs	$ 25,000
Con Tv LLC [Member]
Equity method investment ownership percentage										47.50%